Members' Equity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 01, 2018	Aug. 01, 2017	Dec. 31, 2016	Oct. 28, 2016	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Mar. 28, 2014
Members' Equity Additional Information [Abstract]
Warrant liability					$ 0	$ 0		$ 50,887
Change in fair value of warrant liability					$ 0	$ (771)	$ (2,773)
Bosun's Assets and Operations [Member]
Members' Equity Additional Information [Abstract]
Amount of investment of purchase price	$ 2,500
Ownership interest percentage.	25.00%
South Shore Assets and Operations [Member]
Members' Equity Additional Information [Abstract]
Amount of investment of purchase price		$ 1,800
Ownership interest percentage.		25.00%
OneWater LLC [Member]
Classes of Membership Units [Abstract]
Units outstanding (in shares)												100,000
Equity interest percentage					41.80%	41.80%						100.00%
Members' Equity Additional Information [Abstract]
Ownership interest percentage.					58.20%	58.20%
Preferred Distribution [Member]
Members' Equity Additional Information [Abstract]
Unpaid balance								$ 3,200
Preferred distribution cumulative interest accrual rate								5.00%
Unpaid amount of cumulative interest								$ 0
Investor Voting Warrants [Member]
Members' Equity Additional Information [Abstract]
Common unit warrants issued (in shares)				25,000
Common unit warrants in exchange price				$ 1,000
Common unit warrants term				10 years
Common units redemption term				5 years
Warrants exercise price per unit (in dollars per share)				$ 0.0001
Investor Voting Warrants [Member] | OneWater LLC [Member]
Classes of Membership Units [Abstract]
Units outstanding (in shares)												25,000
Equity interest percentage												25.00%
Common Voting Membership Interests (Class A) [Member] | OneWater LLC [Member]
Classes of Membership Units [Abstract]
Units outstanding (in shares)												73,140
Equity interest percentage												73.10%
Common Non-Voting Membership Interests (Class B) [Member] | OneWater LLC [Member]
Classes of Membership Units [Abstract]
Units outstanding (in shares)												1,860
Equity interest percentage												1.90%
OneWater LLC [Member]
Classes of Membership Units [Abstract]
Units outstanding (in shares)								76,121	75,333	75,000
Members' Equity Additional Information [Abstract]
Warrant liability								$ 50,887	$ 52,223
Change in fair value of warrant liability								$ (1,336)	33,187	$ 18,057
OneWater LLC [Member] | Bosun's Assets and Operations [Member]
Classes of Membership Units [Abstract]
Equity interest percentage	75.00%							75.00%
Members' Equity Additional Information [Abstract]
Amount of investment of purchase price	$ 2,500
Ownership interest percentage.	25.00%
OneWater LLC [Member] | South Shore Assets and Operations [Member]
Classes of Membership Units [Abstract]
Equity interest percentage								75.00%
Members' Equity Additional Information [Abstract]
Amount of investment of purchase price		$ 1,800
Ownership interest percentage.		25.00%
OneWater LLC [Member] | Preferred Distribution [Member]
Members' Equity Additional Information [Abstract]
Percentage of accrued interest rate			5.00%
Ownership interest period								90 days
Unpaid balance								$ 3,200	3,400		$ 3,800
Preferred distribution cumulative interest accrual rate								5.00%
Unpaid amount of cumulative interest								$ 0	0
OneWater LLC [Member] | Investor Voting Warrants [Member]
Members' Equity Additional Information [Abstract]
Common unit warrants issued (in shares)				25,000
Common unit warrants in exchange price				$ 1,000
Common unit warrants term								10 years
Common units redemption term								5 years
Warrants exercise price per unit (in dollars per share)				$ 0.0001
Warrant liability								$ 50,887	52,223
Change in fair value of warrant liability								$ (1,336)	$ 33,187	$ 18,057